Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ 30	$ 32
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	30	32
Level 1 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Level 2 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	30	32
Level 3 [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities